Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Commitments And Contingencies [Abstract]
Schedule of Operating Lease Commitments	Operating lease commitments
	As at December 31,
in USD ‘000	2017	2016
Within 1 year	535	243
Later than 1 year and no later than 5 years	2,145	121
Later than 5 years	144	—
Total	2,824	364